Commissions and fees	6 Months Ended
Jun. 30, 2015
Commissions and fees
7 Commissions and fees
in	6M15	6M14
Commissions and fees (CHF million)
Lending business	705	867
Investment and portfolio management	1,640	1,776
Other securities business	43	50
Fiduciary business	1,683	1,826
Underwriting	932	1,096
Brokerage	1,967	1,849
Underwriting and brokerage	2,899	2,945
Other services	845	885
Commissions and fees	6,132	6,523